Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,842,546		$ 1,987,558
Unamortized discount and debt issuance costs	(11,150)		(17,782)
Total debt	1,831,396		1,969,776
Less current portion	(393,065)		(135,901)
Long-term debt	1,438,331		1,833,875
U.S. Dollar-denominated Revolving Credit Facilities due from 2020 to 2022
Debt Instrument [Line Items]
Total principal	212,000		225,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030
Debt Instrument [Line Items]
Total principal	1,114,707		1,212,504
Norwegian Kroner-denominated Bonds due from 2020 to 2023
Debt Instrument [Line Items]
Total principal	347,163		352,973
Euro-denominated Term Loans due from 2023 to 2024
Debt Instrument [Line Items]
Total principal	165,376	€ 147.5	193,800	€ 169.0
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Total principal	$ 3,300		$ 3,300